Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Apr. 01, 2021	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Escrow account					$ 200,000
Restricted cash			9,413		209,317
Inventory write-down			128,241		188,268	$ 369,512
Future payment			2,090,000.00		820,000	30,000.00
Remaining payment			30,000.00
Advance from customers			141,737		207,293
Revenue recognized on advance from customer			207,293		186,874	75,374
Government subsidies received			207,257		7,255	62,627
Employee social security and welfare benefits			531,728		372,130	$ 584,060
Underpayment tax			(14)	¥ 100
Value added tax percentage	16.00%
Cash and restricted cash			691,695		2,672,506
Cash and restricted cash			$ 3,002,761		$ 3,062,241
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.50%	14.50%	17.40%	12.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.30%	12.30%	21.60%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.90%	11.90%	12.70%	10.60%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.60%	10.60%	10.40%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.40%	10.40%		10.50%
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					12.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.20%	12.20%	10.70%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.60%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.20%
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage			13.00%	13.00%
Netherlands [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage			21.00%	21.00%	21.00%	21.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage
Maximum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Extended until the completion		$ 2,090,000.00
Minimum [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Extended until the completion		$ 820,000